Prepayments and Other Assets, Net - Schedule of Other Receivables, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Other receivables	¥ 75,117	¥ 137,811
Less: allowance for credit losses	(9,502)	(20,416)
Other receivables, net	¥ 65,614	¥ 117,395